PRIVATE PLACEMENT (Q3) (Details) - USD ($)			4 Months Ended	9 Months Ended
	Nov. 25, 2020	Nov. 23, 2020	Dec. 31, 2020	Sep. 30, 2021
Private Placement Warrants [Abstract]
Period required for warrants to become exercisable, after Initial Public Offering			1 year	1 year
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	728,925	6,859,505
Gross proceeds from issuance of warrants	$ 787,500	$ 7,250,000
Number of securities called by each warrant (in shares)			1	1
Warrants exercise price (in dollars per share)			$ 11.50	$ 11.50
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	450,000	5,000,000
Share Price (in dollars per share)	$ 1.00	$ 1.00
Gross proceeds from issuance of warrants		$ 5,000,000
Private Placement Warrant [Member] | Jefferies LLC [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	278,925	1,859,505
Share Price (in dollars per share)	$ 1.21	$ 1.21
Gross proceeds from issuance of warrants		$ 2,250,000
Period required for warrants to become exercisable, after Initial Public Offering				5 years